Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net Loss	$ (1,023,422)	$ (302,481)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	143	380
Stock based compensation	478,629	85,168
Interest added to bridge loan	11,473
Changes in operating assets and liabilities
Prepaid research and development expenses		47,224
Other assets	(2,916)	(1,084)
Accounts payable and accrued expenses	154,529	15,423
Income taxes payable	223	(600)
NET CASH USED IN OPERATING ACTIVITIES	(381,341)	(155,970)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment	(1,791)
NET CASH USED IN INVESTING ACTIVITIES	(1,791)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bridge loan	387,630
NET CASH PROVIDED BY FINANCING ACTIVITIES	387,630
Effect of exchange rate on cash and cash quivalents	(23,888)	22,720
NET DECREASE IN CASH AND CASH EQUIVALENTS	(19,390)	(133,250)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	22,733	155,983
CASH AND CASH EQUIVALENTS, END OF YEAR	3,343	22,733
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest expense
Cash paid for income taxes